Equity and Other Equity Items	12 Months Ended
Mar. 31, 2026
Equity [abstract]
Equity and Other Equity Items	Equity and Other Equity Items

	Thousands of Shares For the Year Ended March 31
	2025	2026
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,582,419	1,590,950
Exercise of stock options	12	280
Issuance of shares	8,519	—
As of the end of the year	1,590,950	1,591,229
The shares issued by the Company are ordinary shares with no par value that have no restrictions on any rights.
The number of treasury shares included in the above shares issued was 13,405 thousand shares, 17,300 thousand shares, and 11,392 thousand shares as of April 1, 2024, March 31, 2025, and 2026, respectively.
The number of treasury shares as of April 1, 2024, March 31, 2025 and 2026 includes 5,888 thousand shares, 5,565 thousand shares and 5,102 thousand shares, respectively, held by the Employee Stock Ownership Plan (“ESOP”) Trust and the Board Incentive Plan (“BIP”) Trust. During the year ended March 31, 2025, the ESOP and BIP Trust acquired 460 thousand shares and sold 783 thousand shares. During the year ended March 31, 2026, the ESOP and BIP Trust acquired 401 thousand shares and sold 865 thousand shares.
During the year ended March 31, 2025, the Company issued 8,519 thousand shares of common stock and conducted the disposal of 7,327 thousand treasury shares under Long-Term Incentive Plan (“LTIP”) for the Company Group employees overseas. The issuance of these shares resulted in an increase in share capital of JPY 18,064 million and share premium of JPY 18,064 million and the disposal of treasury shares resulted in a decrease in treasury shares of JPY 24,999 million.
During the year ended March 31, 2026, the Company conducted the disposal of 17,271 thousand treasury shares under Long-Term Incentive Plan (“LTIP”) for the Company Group employees overseas. The disposal of treasury shares resulted in a decrease in treasury shares of JPY 73,760 million.
The shares of the Company’s common stock and treasury shares were converted into the Company’s American Depositary Shares (“ADSs”) and settled with employees.
During the year ended March 31, 2025, Takeda acquired a total of 11,544 thousand shares of its common stock for JPY 49,978 million in accordance with the resolution on the acquisition of its own shares at the Board of Directors Meeting held on January 30, 2025. During the year ended March 31, 2026, Takeda acquired a total of 11,824 thousand shares of its common stock for JPY 49,978 million, and the acquisition under the resolution was completed.
i) Dividends declared and paid during the previous fiscal years and the current fiscal year

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2023, to March 31, 2024
Q1 2023	¥140,475	¥90.00	March 31, 2023	June 29, 2023
Q3 2023	148,037	94.00	September 30, 2023	December 1, 2023
April 1, 2024, to March 31, 2025
Q1 2024	148,041	94.00	March 31, 2024	June 27, 2024
Q3 2024	155,893	98.00	September 30, 2024	December 2, 2024
April 1, 2025, to March 31, 2026
Q1 2025	154,763	98.00	March 31, 2025	June 26, 2025
Q3 2025	158,470	100.00	September 30, 2025	December 1, 2025
ii) Dividends declared whose record date falls in the fiscal year ended March 31, 2026 and the effective date falls in the following fiscal year
Matters with respect to dividends on shares of common stock will be proposed at the Annual General Meeting of Shareholders to be held on June 24, 2026.

Dividends to be submitted	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2026, to March 31, 2027
Q1 2026	158,494	¥100.00	March 31, 2026	June 25, 2026